Calvert
VP SRI Mid Cap Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 0.7%
Hexcel Corp.	1,930	$ 156,195
		$ 156,195
Automobile Components — 2.2%
Dorman Products, Inc.(1)	4,566	$ 476,508
		$ 476,508
Banks — 7.2%
Citizens Financial Group, Inc.	3,897	$ 233,703
Commerce Bancshares, Inc.	4,428	217,858
Community Financial System, Inc.	4,018	235,656
Cullen/Frost Bankers, Inc.	1,691	231,802
First Financial Bankshares, Inc.	2,104	61,963
Huntington Bancshares, Inc.	13,189	206,408
Old National Bancorp	15,813	349,467
		$1,536,857
Biotechnology — 1.9%
Neurocrine Biosciences, Inc.(1)	3,050	$401,807
		$401,807
Building Products — 6.9%
A.O. Smith Corp.	6,677	$440,281
Advanced Drainage Systems, Inc.	2,637	361,612
CSW Industrials, Inc.	2,536	660,831
		$1,462,724
Capital Markets — 2.8%
LPL Financial Holdings, Inc.	681	$204,865
Tradeweb Markets, Inc., Class A	3,429	403,456
		$608,321
Chemicals — 1.8%
Quaker Chemical Corp.	3,129	$388,716
		$388,716
Communications Equipment — 2.9%
Motorola Solutions, Inc.	1,412	$612,766
		$612,766
Consumer Staples Distribution & Retail — 2.2%
U.S. Foods Holding Corp.(1)	5,099	$470,179
		$470,179
Containers & Packaging — 2.2%
AptarGroup, Inc.	2,912	$366,970
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	602	$ 103,954
		$ 470,924
Distributors — 0.4%
Pool Corp.	434	$ 87,811
		$ 87,811
Electric Utilities — 2.6%
Alliant Energy Corp.	4,687	$ 336,339
IDACORP, Inc.	1,465	209,451
		$545,790
Electrical Equipment — 3.1%
AMETEK, Inc.	3,051	$654,012
		$654,012
Electronic Equipment, Instruments & Components — 4.7%
CDW Corp.	1,577	$190,849
TE Connectivity PLC	3,860	806,817
		$997,666
Food Products — 1.7%
Post Holdings, Inc.(1)	3,576	$353,523
		$353,523
Health Care Equipment & Supplies — 3.0%
IDEXX Laboratories, Inc.(1)	1,125	$632,126
		$632,126
Hotels, Restaurants & Leisure — 5.8%
Aramark	12,874	$521,912
Domino's Pizza, Inc.	588	210,969
Wyndham Hotels & Resorts, Inc.	6,149	499,483
		$1,232,364
Household Durables — 1.3%
NVR, Inc.(1)	42	$276,773
		$276,773
Industrial REITs — 1.9%
EastGroup Properties, Inc.	1,169	$216,370
Rexford Industrial Realty, Inc.	5,754	188,329
		$404,699
Insurance — 6.9%
Arch Capital Group Ltd.(1)	5,850	$561,541
Cincinnati Financial Corp.	2,528	397,781
Kinsale Capital Group, Inc.	712	243,262
Ryan Specialty Holdings, Inc.	4,998	168,633

Calvert
VP SRI Mid Cap Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	46	$ 101,060
		$ 1,472,277
IT Services — 2.0%
VeriSign, Inc.	1,681	$ 417,493
		$ 417,493
Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	4,014	$ 209,772
		$ 209,772
Machinery — 6.3%
Donaldson Co., Inc.	5,790	$491,397
Graco, Inc.	5,581	472,432
Nordson Corp.	1,459	388,181
		$1,352,010
Multi-Utilities — 2.5%
CMS Energy Corp.	4,179	$324,207
NiSource, Inc.	4,303	200,778
		$524,985
Pharmaceuticals — 3.6%
Royalty Pharma PLC, Class A	16,196	$776,922
		$776,922
Professional Services — 0.7%
Verisk Analytics, Inc.	785	$148,954
		$148,954
Residential REITs — 4.5%
Equity LifeStyle Properties, Inc.	9,394	$586,373
Mid-America Apartment Communities, Inc.	2,996	365,872
		$952,245
Semiconductors & Semiconductor Equipment — 3.5%
Entegris, Inc.	1,556	$182,426
Microchip Technology, Inc.	4,822	311,549
ON Semiconductor Corp.(1)	4,146	256,720
		$750,695
Software — 3.5%
Bentley Systems, Inc., Class B	6,263	$219,956
Descartes Systems Group, Inc.(1)	2,513	179,830
Manhattan Associates, Inc.(1)	1,298	172,790
Tyler Technologies, Inc.(1)	526	180,092
		$752,668
Security	Shares	Value
Specialized REITs — 2.0%
Lamar Advertising Co., Class A	3,341	$ 423,171
		$ 423,171
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	1,730	$ 562,908
Valvoline, Inc.(1)	10,209	343,839
		$ 906,747
Textiles, Apparel & Luxury Goods — 1.3%
Steven Madden Ltd.	8,384	$ 284,385
		$284,385
Trading Companies & Distributors — 3.4%
Core & Main, Inc., Class A(1)	8,073	$398,806
United Rentals, Inc.	434	316,195
		$715,001
Total Common Stocks (identified cost $18,304,067)		$21,457,086

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	8,854	$ 8,854
Total Short-Term Investments (identified cost $8,854)		$ 8,854
Total Investments — 100.7% (identified cost $18,312,921)		$21,465,940
Other Assets, Less Liabilities — (0.7)%		$ (154,642)
Net Assets — 100.0%		$21,311,298

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
VP SRI Mid Cap Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,854, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$319,910	$591,841	$(902,897)	$ —	$ —	$8,854	$1,231	8,854

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,457,086(1)	$ —	$ —	$21,457,086
Short-Term Investments	8,854	—	—	8,854
Total Investments	$21,465,940	$ —	$ —	$21,465,940

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Subsequent Event
The Fund was liquidated following the close of business on April 27, 2026.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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